Selected accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Principles of consolidation
Principles of consolidation
The Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries. In the event that the Company has an interest in another entity that is not wholly owned, the assets, liabilities, results of operations and cash flows of such entity are included in the Company's Consolidated Financial Statements, if the Company is exposed or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Consolidated Financial Statements of the Company are prepared in accordance with IFRS as issued by the IASB. They are prepared in accordance with the historical cost convention except for items that are required to be accounted for at fair value. All intercompany transactions and accounts within Alcon were eliminated.
The Company's financial year-end is December 31, which is also the annual closing date of the individual entities' financial statements incorporated into the Consolidated Financial Statements.

Description of accounting policy for unusual or infrequent events
Impact of the coronavirus (“COVID-19”) pandemic
In March 2020, the World Health Organization declared the outbreak of COVID-19 a pandemic. The COVID-19 pandemic has negatively impacted the global economy, disrupted global supply chains and created significant volatility and disruption of financial markets, resulting in widespread shelter-in-place orders, business shut-downs and the deferral of non-urgent surgeries. This has had, and may continue to have, an adverse effect on our net sales, operating results and cash flow. The extent to which the COVID-19 pandemic and the related economic impact may continue to affect our financial condition or results of operations is uncertain.
We have analyzed the impact of the COVID-19 pandemic on our financial statements for the twelve months ended December 31, 2020. We have assessed various accounting estimates and other matters, including those that require consideration of forecasted financial information, in the context of the unknown future impacts of COVID-19 using information reasonably available to us at this time. The accounting estimates and other matters assessed include, but were not limited to, provisions for expected credit losses, recoverability of goodwill and other intangible assets, financial instruments, inventory provisions, associate benefits, income taxes and revenue recognition. Based on our assessment performed, the resulting provisions recorded were not material to our Consolidated Financial Statements for the twelve months ended December 31, 2020. However, the inherent uncertainties of COVID-19 including the duration, scope, and severity of the pandemic may result in actual outcomes that differ materially from our current assumptions and estimates.
Foreign currencies
Foreign currencies
The Consolidated Financial Statements are presented in US dollars ("USD"). The functional currency of individual entities incorporated into the Consolidated Financial Statements are generally the local currency of the respective entity. The functional currency used for the reporting of certain Swiss entities is USD instead of their respective local currencies. This reflects the fact that the cash flows and transactions of these entities are primarily denominated in these currencies.
For entities not operating in hyperinflationary economies, the entities results, financial position and cash flows that do not have USD as their functional currency are translated into USD using the following exchange rates:
•Income, expense and cash flows using for each month the average exchange rate with the USD values for each month being aggregated during the year.
•Balance sheet using year-end exchange rates.
•Resulting exchange rate differences are recognized in other comprehensive income.
The hyperinflationary economies in which Alcon operates are Argentina and Venezuela. Venezuela was hyperinflationary for all years presented, and Argentina became hyperinflationary effective July 1, 2018, requiring retroactive implementation of hyperinflation accounting as of January 1, 2018.
The impact of the restatement of the non-monetary assets and liabilities with the general price index at the beginning of the period is recorded in "Other Reserves" in equity. The subsequent gains or losses resulting from the restatement of non-monetary assets are recorded in "Other financial income & expense" in the consolidated income statement.
Acquisition of assets
Acquisition of assets
Acquired assets are initially recognized on the balance sheet at cost if they meet the criteria for capitalization. The capitalized cost of the asset includes the purchase price and any directly attributable costs for bringing the asset into the condition to operate as intended. Expected costs for obligations to dismantle and remove property, plant and equipment when it is no longer used are included in their cost.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives. Freehold land is not depreciated. The related depreciation expense is included in the costs of the functions using the asset or "Cost of net sales" in the consolidated income statement.
Property, plant and equipment are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.
The following table shows the respective useful lives for property, plant and equipment:

Useful life
Buildings and improvements	10 to 40 years
Machinery and other equipment
Machinery and equipment	5 to 20 years
Furniture and vehicles	5 to 10 years
Computer hardware	3 to 7 years

Business combinations
Business combinations
From January 1, 2020, with the adoption of Amendments to IFRS 3, Business Combinations, Alcon's accounting policy for business combinations is as follows:
The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary may include:
•fair values of the assets transferred;
•liabilities incurred to the former owners of the acquired business;
•equity interests issued by the Company;
•fair value of an asset or liability resulting from a contingent consideration arrangement; and
•fair value of any pre-existing equity interest in the subsidiary.
Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the consideration transferred over the fair value of the net identifiable assets acquired is recorded as goodwill, or directly in the income statement if it is a bargain purchase. Alcon primarily uses net present value techniques, utilizing post-tax cash flows and discount rates in calculating the fair value of identifiable assets acquired when allocating the purchase consideration paid for the acquisition. The estimates used in calculating fair values involve significant judgment by management and include assumptions with measurement uncertainty such as, the amount and timing of projected cash flows, long-term sales forecasts, the timing and probability of regulatory and commercial success, and the discount rate.
Acquisition related costs are expensed as incurred.
Alcon may elect on a transaction-by-transaction basis to apply the optional concentration test to assess whether a transaction qualifies as a business. Under the test, when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, Alcon will account for the transaction as an asset purchase and not a business combination.
If the concentration test is not met, or Alcon elects not to apply this optional test, Alcon will perform an assessment focusing on the existence of inputs and processes that have the ability to create outputs to determine whether the transaction is an asset purchase or a business combination.
Prior to the adoption of Amendments to IFRS 3 on January 1, 2020, Alcon's accounting policy for business combinations was as follows:
The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary may include:
•fair values of the assets transferred;
•liabilities incurred to the former owners of the acquired business;
•equity interests issued by the Company;
•fair value of an asset or liability resulting from a contingent consideration arrangement; and
•fair value of any pre-existing equity interest in the subsidiary.
Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the consideration transferred over the fair value of the net identifiable assets acquired is recorded as goodwill, or directly in the income statement if it is a bargain purchase. Alcon primarily uses net present value techniques, utilizing post-tax cash flows and discount rates in calculating the fair value of net identifiable assets acquired when allocating the purchase consideration paid for the acquisition. The estimates used in calculating fair values involve significant judgment by management and include assumptions with measurement uncertainty such as, the amount and timing of projected cash flows, long-term sales forecasts, the timing and probability of regulatory and commercial success, and the discount rate.
Acquisition related costs are expensed as incurred.

Goodwill	annual impairment testing date is Alcon's financial year-end, December 31.
Goodwill
Goodwill arises in a business combination and is the excess of the consideration transferred to acquire a business over the underlying fair value of the net identified assets acquired. It is allocated to groups of cash generating units ("CGUs") which are usually represented by the reportable segments, which are the same as Alcon's operating segments. Goodwill is tested for impairment annually at the level of these groups of CGUs, and any impairment charges are recorded under "Other expense" in the consolidated income statement.

Intangible assets available for use and Acquired In-Process Research & Development
Intangible assets available for use
Alcon has the following classes of available-for-use intangible assets: Currently marketed products, Marketing know-how, Technologies, Other intangible assets (including computer software) and the Alcon brand name.
Currently marketed products represent the composite value of acquired intellectual property, patents, and distribution rights and product trade names.
Marketing know-how represents the value attributable to the expertise acquired for marketing and distributing Alcon surgical products.
Technologies represent identified and separable acquired know-how used in the research, development and production processes.
Significant investments in internally developed and acquired software are capitalized and included in the "Other" category and amortized once available for use.
The Alcon brand name is shown separately as it is the only Alcon intangible asset that is available for use with an indefinite useful life. Alcon considers it appropriate that the brand name has an indefinite life since the branded products have a history of strong revenue and cash flow performance, and Alcon has the intent and ability to support the brand with spending to maintain its value for the foreseeable future.
Except for the Alcon brand name, intangible assets available for use are amortized over their estimated useful lives on a straight-line basis and evaluated for potential impairment whenever facts and circumstances indicate that their carrying value may not be recoverable. The Alcon brand name is not amortized, but evaluated for potential impairment annually.
The following table shows the respective useful lives for available-for-use intangible assets and the location in the consolidated income statement in which the respective amortization and any potential impairment charge is recognized:

	Useful life	Income statement location for amortization and impairment charges
Currently marketed products	5 to 20 years	"Cost of net sales"
Marketing know-how	25 years	"Cost of net sales"
Technologies	10 to 20 years	"Cost of net sales" or "Research and Development"
Other (including software)	3 to 10 years	In the respective functional expense
Alcon brand name	Not amortized, indefinite useful life	"Other expense"
From July 1, 2019, the useful life of Alcon's new SAP ERP software was extended from 7 years to 10 years on a prospective basis based on Alcon's multi-year transformation program which centers on one ERP platform across the organization. This change in estimate resulted in a $5 million reduction in amortization expense during the six months ended December 31, 2019 and a $10 million reduction in amortization expense for the twelve months ended December 31, 2020. This change in estimate will reduce amortization expense up to $10 million per year during the remaining useful life of the SAP ERP software assets placed in service at the time of the change.
The corresponding "Intangible assets available for use" portion of the accounting policy was updated in 2019 to reflect that the useful life for Other intangible assets (including software) was extended from 3 to 7 years to 3 to 10 years.
Acquired In-Process Research & Development ("IPR&D")
Acquired research and development intangible assets, which are still under development and have accordingly not yet obtained marketing approval, are recognized as IPR&D.
IPR&D is not amortized, but evaluated for potential impairment on an annual basis or when facts and circumstances warrant. IPR&D is considered impaired when its balance sheet carrying amount exceeds its estimated recoverable amount, which is defined as the higher of its fair value less costs of disposal ("FVLCOD") and its value in use ("VIU"). Usually, Alcon applies the FVLCOD method for its impairment assessments. Under this approach when evaluating IPR&D for potential impairment, FVLCOD is estimated using net present value techniques utilizing post-tax cash flows and discount rates as there are no direct or indirect observable prices in active markets for identical or similar assets. The estimates used in calculating the net present values involve significant judgment by management and include assumptions with measurement uncertainty such as, the amount and timing of projected cash flows, long-term sales forecasts, discount rate, and the timing and probability of regulatory and commercial success. In the limited cases where the VIU method would be applied, net present value techniques would be applied using pre-tax cash flows and discount rates.
Any impairment charge is recorded in the consolidated income statement under "Research & development".
Once a project included in IPR&D has been successfully developed it is transferred to the "Currently marketed products" category.

Impairment of goodwill, Alcon brand name and definite lived intangible assets
Impairment of goodwill, Alcon brand name and definite lived intangible assets
A CGU to which goodwill has been allocated (reportable segments) is considered impaired when its carrying amount, including the goodwill, exceeds its recoverable amount, which is defined as the higher of its FVLCOD and its VIU. If the recoverable amount of the reportable segment is less than its carrying amount, an impairment loss shall be recognized. The impairment loss shall be allocated to reduce the carrying amount of any goodwill allocated to the reportable segment first, with any remaining impairment loss allocated to other assets of the reportable segment on a pro-rata basis of their carrying amount.
An intangible asset other than goodwill is considered impaired when its balance sheet carrying amount exceeds its estimated recoverable amount, which is defined as the higher of its FVLCOD and its VIU. If the recoverable amount of an asset is less than its carrying amount, the carrying amount of the asset shall be reduced to its recoverable amount. That reduction is an impairment loss. Usually, Alcon applies the FVLCOD method for its impairment assessment. In most cases no direct or indirect observable market prices for identical or similar assets are available to measure the fair value less costs of disposal. Therefore, an estimate of FVLCOD is based on net present value techniques utilizing post-tax cash flows and discount rates. In the limited cases where the VIU method would be applied, net present value techniques would be applied using pre-tax cash flows and discount rates.
FVLCOD reflects estimates of assumptions that market participants would be expected to use when pricing the asset or CGUs, and for this purpose management considers the range of economic conditions that are expected to exist over the remaining useful life of the asset.
The estimates used in calculating the net present values involve significant judgment by management and include assumptions with measurement uncertainty, such as the following:
•Amount and timing of projected cash flows;
•Long-term sales forecasts for periods of up to 25 years including sales growth rates;
•Royalty rate for the Alcon brand name;
•Terminal growth rate; and
•Discount rate.
Other assumptions used in the net present values calculation include:
•Future tax rate;
•Actions of competitors (launch of competing products, marketing initiatives, etc.); and
•Outcome of R&D activities and forecast of related costs (future product developments).
Generally, for intangible assets with a definite useful life Alcon uses cash flow projections for the whole useful life of these assets. For goodwill and the Alcon brand name, Alcon generally utilizes cash flow projections for a five-year period based on management forecasts, with a terminal value based on cash flow projections considering the long-term expected inflation rates and impact of demographic trends of the population to which Alcon products are prescribed, for later periods. Probability-weighted scenarios are typically used.
Discount rates used consider Alcon estimated weighted average cost of capital adjusted for specific country and currency risks associated with cash flow projections to approximate the weighted average cost of capital of a comparable market participant. Actual cash flows and values could vary significantly from forecasted future cash flows and related values derived using discounting techniques.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, and other short-term and highly liquid investments with original or weighted-average maturities of three months or less which are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Bank overdrafts are usually presented within current financial debts on the consolidated balance sheet except in cases where a right of offset has been agreed with a bank which then allows for presentation on a net basis.

Financial assets
Financial assets
Non-current financial assets such as loans and long-term receivables from customers, primarily related to surgical equipment sales arrangements, advances and other deposits, are carried at amortized cost, which reflects the time value of money, less any allowances for uncollectable amounts.
Alcon assesses on a forward-looking basis the expected credit losses associated with its non-current financial assets valued at amortized cost.
For loans, advances and other deposits valued at amortized cost, impairments, which are based on their expected credit losses, and exchange rate losses are included in "Other expense" in the consolidated income statement and exchange rate gains and interest income, using the effective interest rate method, are included in "Other income" in the consolidated income statement.
For long-term receivables from customers, provisions for uncollectable amounts, which are based on their expected credit losses, are recorded as marketing and selling costs recognized in the consolidated income statement within "Selling, general & administration" expenses.
Fund investments are valued at fair value through profit and loss ("FVPL"). Unrealized gains and losses, including exchange gains and losses, are recognized in the consolidated income statement in "Other income" for gains and "Other expense" for losses.
Equity securities and convertible notes receivable held as strategic investments are generally designated at the date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss. Unrealized gains and losses, including exchange gains and losses, are recorded as a fair value adjustment in the consolidated statement of comprehensive income. They are reclassified to "Other Reserves" when the equity security is sold. If these equity securities and convertible notes receivable are not designated at the date of acquisition as financial assets valued at fair value through other comprehensive income, they are valued at FVPL, as described above for fund investments. Changes in fair value of options to acquire development stage companies are charged to research and development expense.
Derivative financial instruments are initially recognized in the consolidated balance sheet at fair value and are remeasured to their current fair value at the end of each subsequent reporting period. The valuation of forward exchange rate contracts and foreign exchange swaps are based on the discounted cash flow model, using interest curves and spot rates at the reporting date as observable inputs. Unsettled forward contracts and swaps are measured at fair value at quarter-end with changes in fair value recorded to the consolidated income statement as unrealized gains or losses in "Other financial income & expense". Settled forward contracts and swaps are measured at maturity date at fair value with corresponding realized gains or losses recognized in the consolidated income statement in "Other financial income & expense". No hedge accounting is applied for these arrangements.

Inventories
Inventories
Inventory is valued at acquisition or production cost determined on a first-in, first-out basis. This value is used for the "Cost of net sales" and "Cost of other revenues" in the consolidated income statement. Unsalable inventory is fully written off in the consolidated income statement under "Cost of net sales" and "Cost of other revenues".

Trade receivables
Trade receivables
Trade receivables are initially recognized at their invoiced amounts, including any related sales taxes less adjustments for estimated revenue deductions such as chargebacks and cash discounts.
Provisions for expected credit losses are established using an expected credit loss model ("ECL"). The provisions are based on a forward-looking ECL, which includes possible default events on the trade receivables over the entire holding period of the trade receivable. These provisions represent the difference between the trade receivable's carrying amount and the estimated net collectible amount. Charges for doubtful trade receivables are recorded as marketing and selling costs recognized in the consolidated income statement within "Selling, general & administration" expenses.

Leases
Leases
Effective January 1, 2019, Alcon adopted IFRS 16, Leases. As lessee, Alcon assesses whether a contract contains a lease at inception of a contract based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Alcon recognizes a right-of-use asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of twelve months or less (short-term leases) and low value leases for which Alcon has elected the recognition exemptions allowed under IFRS 16.
Right-of-use assets
Right-of-use assets are initially recognized at cost, which is comprised of the amount of the initial measurement of the corresponding lease liabilities, adjusted for any lease payments made at or prior to the commencement date of the lease, lease incentives received and initial direct costs incurred, as well as any expected costs for obligations to dismantle and remove right-of-use assets when they are no longer used.
Right-of-use assets are depreciated on a straight-line basis over the shorter of the useful life of the right-of-use asset or the end of the lease term.
Right-of-use assets are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.
Lease liabilities
Lease liabilities are accounted for at amortized cost and are initially measured at the present value of future lease payments and are classified as current or non-current based on the due dates of the underlying principal payments. In determining the lease term, Alcon evaluates the renewal options and termination options reasonably certain to be exercised. Lease payments are discounted using the interest rate implicit in the lease or, if not readily determinable, the incremental borrowing rate Alcon would be expected to pay within the respective markets, on a borrowing with a similar term and security. Interest in the period is recorded within "Interest expense" in Alcon's consolidated income statement.
Lease liabilities are remeasured for changes in estimated lease term, future lease payments arising from a change in an index or rate, amounts expected to be payable under a residual value guarantee, or in assessment of whether Alcon will exercise a purchase, extension or termination option. Changes to initial lease contract terms are assessed to determine their impact on the scope of lease, and any modifications increasing the scope of the lease are treated as new contracts under the initial measurement principles, while modifications that do not increase or that decrease the scope of the lease result in an adjustment to the right-of-use asset which is remeasured as of the date of the modification.
Principal payments made on lease liabilities and any initial direct costs paid are classified as financing cash outflows, while interest payments are classified as operating cash outflows.
Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the consolidated income statement and are classified as cash flows from operating activities. Short-term leases are leases with a lease term of twelve months in duration or less.

Legal liabilities
Legal liabilities
Alcon is subject to contingencies arising in the ordinary course of business such as patent litigation and other product-related litigation, commercial litigation, and governmental investigations and proceedings. Provisions are recorded where a reliable estimate can be made of the probable outcome of legal or other disputes against the subsidiary.

Contingent consideration
Contingent consideration
In a business combination, it is necessary to recognize contingent future payments to previous owners representing contractually defined potential amounts as a liability. Usually for Alcon, these are linked to development or commercial milestones related to certain assets and are recognized as a financial liability at their fair value, which is then re-measured at each subsequent reporting date.
For the determination of the fair value of a contingent consideration various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, the timing and probability of regulatory and commercial success, sales forecast and assumptions regarding the discount rate, timing and different scenarios of triggering events. The significance and usage of these inputs to each contingent consideration may vary due to differences in the timing and triggering events for payments or in the nature of the asset related to the contingent consideration. These estimations typically depend on factors such as technical milestones or market performance and are adjusted for the probability of their likelihood of payment, and if material, appropriately discounted to reflect the impact of time.
Changes in the fair value of contingent consideration liabilities in subsequent periods are recognized in the consolidated income statement in "Cost of net sales" for currently marketed products and in "Research & development" for IPR&D.
The effect of unwinding the discount over time is recognized in "Interest expense" in the consolidated income statement.

Defined benefit pension plans and other post-employment benefits and defined contribution plans
Defined benefit pension plans and other post-employment benefits
The liability or asset recognized in the balance sheet in respect of defined benefit pension plans and other post-employment benefits is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.
The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation. In countries where there is no sufficient market for such bonds, the market rates on government bonds are used.
The current service cost for such post-employment benefit plans is included in the personnel expenses of the various functions where the associates are employed. The net interest on the net defined benefit liability is recognized as "Other expense" or "Other income". The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. Past service cost is recognized as "Other expense" or "Other income" in the consolidated income statement for the change in the present value of a defined benefit obligation for employee service in prior periods resulting from a plan amendment or a curtailment.
Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income/(loss).
Defined contribution plans
For defined contribution plans, Alcon contributes to publicly or privately administered plans. Alcon has no further payment obligations once the contributions have been paid. The contributions are included in the personnel expenses of the various functions where the associates are employed.
Financial debts
Financial debts
Financial debts are initially recognized at fair value, net of transaction costs incurred. Financial debts are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs and discounts) and the redemption amount is recognized in the consolidated income statement over the period of the financial debts using the effective interest method. Fees paid on the establishment of credit facilities are recognized as transaction costs of the financial debt to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw down occurs. To the extent that there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates, and is recognized in "Other financial income & expense" in the consolidated income statement.
Financial debts are derecognized from the balance sheet when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial debt that has been extinguished and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in "Other financial income & expense" in the consolidated income statement.
Interest paid on financial debts is classified as operating activities in the consolidated statement of cash flows. Financial debts are classified as current liabilities unless Alcon has an unconditional right and intent to defer the settlement of the liability for at least twelve months after the reporting period.

Revenue
Revenue
Net sales to third parties
Revenue on the sale of Alcon products and services, which is recorded as "Net sales to third parties" in the consolidated income statement, is recognized when a contractual promise to a customer (performance obligation) has been fulfilled by transferring control over the promised goods and services to the customer, substantially all of which is at the point in time of shipment to or receipt of the products by the customer or when the services are performed. If contracts contain customer acceptance provisions, revenue would be recognized upon the satisfaction of acceptance criteria. The amount of revenue to be recognized is based on the consideration Alcon expects to receive in exchange for its goods and services. If a contract contains more than one performance obligation, the consideration is allocated based on the relative standalone selling price of each performance obligation.
Surgical equipment may be sold together with other products and services under a single contract and may be structured as an outright cash sale, an installment sale, or lease. Surgical equipment installment sales and leases have a fixed payment amount which the customer may pay either in fixed intervals or as the customer purchases consumables and/or implantables. Revenues are recognized upon satisfaction of each of the performance obligations in the contract and the consideration is allocated based on the relative standalone selling price of each performance obligation.
•Surgical equipment revenue from outright cash sales and installment sales arrangements is recognized at the point in time when control is transferred to the customer. Current portion of long-term receivables from customers and long-term receivables from customers for installment sales arrangements are recorded in "Other current assets" (see "Current portion of long-term receivables from customers" in Note 15 of these Consolidated Financial Statements) and "Financial assets" (see "Long-term receivables from customers" in Note 12 of these Consolidated Financial Statements), respectively. Financing income for installment sales arrangements longer than twelve months is recognized over the term of the arrangement in "Other Income". Alcon applies the practical expedient under IFRS 15 to installment sales arrangements that are twelve months or less in duration.
•In addition to cash and installment sales, revenue is recognized under finance and operating lease arrangements. Leases in which Alcon transfers substantially all the risks and rewards incidental to ownership to the customer are treated as finance lease arrangements. Revenue from finance lease arrangements is recognized at amounts equal to the fair value of the equipment, which approximates the present value of the minimum lease payments under the arrangements. As interest rates embedded in lease arrangements are approximately market rates, revenue under finance lease arrangements is comparable to revenue for outright sales. Finance income for arrangements longer than twelve months is deferred and subsequently recognized based on a pattern that approximates the use of the effective interest method and recorded in "Other income". Operating lease revenue for equipment rentals is recognized on a straight-line basis over the lease term in "Net sales to third parties".
The consideration Alcon receives in exchange for its goods or services may be fixed or variable. Variable consideration is only recognized when it is highly probable that a significant reversal of cumulative sales will not occur. The most common elements of variable consideration are listed below:
•Rebates and discounts granted to government agencies, wholesalers, retail pharmacies and other customers are provisioned and recorded as a deduction from revenue at the time the related revenues are recorded or when the incentives are offered. They are calculated on the basis of historical experience and the specific terms in the individual agreements.
•Cash discounts are offered to customers to encourage prompt payment and are provisioned and recorded as revenue deductions at the time the related sales are recorded.
•Sales returns provisions are recognized and recorded as revenue deductions when there is historical experience of Alcon agreeing to customer returns and Alcon can reasonably estimate expected future returns. In doing so, the estimated rate of return is applied, determined based on historical experience of customer returns and considering any other relevant factors. This is applied to the amounts invoiced, also considering the amount of returned products to be destroyed versus products that can be placed back in inventory for resale. Where shipments are made on a re-sale or return basis, without sufficient historical experience for estimating sales returns, revenue is only recorded when there is evidence of consumption or when the right of return has expired.
Provisions for revenue deductions are adjusted to actual amounts as rebates, discounts and returns are processed. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions.
Other revenues
"Other revenues" include revenue from contract manufacturing services provided to the Former Parent which are recognized over time as the service obligations are completed and third party royalty income. Associated costs for contract manufacturing services are recognized in "Cost of other revenues".

Research & development
Research & development
Internal research & development ("R&D") costs are fully charged to "Research & development" in the consolidated income statement in the period in which they are incurred. Alcon considers that regulatory and other uncertainties inherent in the development of new products preclude the capitalization of internal development expenses as an intangible asset until marketing approval from a regulatory authority is obtained in a major market such as the United States, the European Union, Switzerland, China or Japan.
Payments made to third parties to in-license or acquire intellectual property rights and products, including initial upfront and subsequent milestone payments, are capitalized as intangible assets. If additional payments are made to the originator company to continue to perform R&D activities, an evaluation is made as to the nature of the payments. Such additional payments will be expensed if they are deemed to be compensation for subcontracted R&D services not resulting in an additional transfer of intellectual property rights to Alcon. Such additional payments will be capitalized if they are deemed to be compensation for the transfer to Alcon of additional intellectual property developed at the risk of the originator company. Subsequent internal R&D costs in relation to IPR&D and other assets are expensed until such time that technical feasibility can be proven, as demonstrated by the receipt of marketing approval for the related product from a regulatory authority in a major market.

Equity-based compensation
Equity-based compensation
Each of the periods presented include expense related to incentive compensation provided to eligible Alcon associates in the form of equity-settled or equity-based awards including restricted stock units ("RSUs") and performance stock units ("PSUs").
Alcon expenses the fair values of RSUs and PSUs granted to associates as compensation over the related vesting periods within the various functions where the associates are employed. The fair values of the awards are determined on their grant dates and are adjusted to account for the specific provisions of each of the corresponding grant agreements.
Alcon RSUs do not entitle the recipients to dividends. As such, the fair value upon grant is therefore based on the Alcon share price at the grant date adjusted for potential future dividends to be paid within the holding period. The fair value of these grants, after making adjustments for assumptions related to their forfeiture during the vesting period, is expensed on a straight-line basis over the respective vesting period.
PSUs are subject to certain performance criteria being achieved during the vesting period and require plan participants to provide services during the vesting period. PSUs granted under Alcon's plans are subject to performance criteria based on internal performance metrics. The expense is determined taking into account assumptions concerning performance during the period relative to targets and expected forfeitures due to plan participants not meeting their service conditions. These assumptions are periodically adjusted. Any change in estimates for past services is recorded immediately as an expense or income in the consolidated income statement and amounts for future periods are expensed over the remaining vesting period. As a result, at the end of the vesting period, the total charge during the whole vesting period represents the amount that will finally vest. The number of equity instruments that finally vest is determined at the vesting date.
If a plan participant leaves Alcon for reasons other than retirement, disability or death, then unvested restricted shares, RSUs and PSUs are forfeited, unless determined otherwise by the provision of the plan rules or by the Compensation Committee of the Alcon Board of Directors, for example, in connection with a reorganization.

Restructuring charges
Restructuring charges
Restructuring provisions are recognized for the direct expenditures arising from the restructuring, where the plans are sufficiently detailed and where appropriate communication to those affected has been made.
Charges to increase restructuring provisions are included in "Other expense" in the consolidated income statement. Corresponding releases are recorded in "Other income" in the consolidated income statement.

Taxes
Taxes
Taxes on income are expensed in the same periods as the revenues and expenses to which they relate and include any interest and penalties incurred during the period. Deferred taxes are determined using the comprehensive liability method and are calculated on the temporary differences that arise between the tax base of an asset or liability and its carrying value in the balance sheet prepared for purposes of these Consolidated Financial Statements, except for those temporary differences related to investments in subsidiaries where the timing of their reversal can be controlled and it is probable that the difference will not reverse in the foreseeable future. Since the retained earnings are reinvested, withholding or other taxes on eventual distribution of a subsidiary's retained earnings are only taken into account when a dividend has been planned.
The estimated amounts for current and deferred tax assets or liabilities, including any amounts related to any uncertain tax positions, are based on currently known facts and circumstances. Tax returns are based on an interpretation of tax laws and regulations and reflect estimates based on these judgments and interpretations. The tax returns are subject to examination by the competent taxing authorities which may result in an assessment being made requiring payments of additional tax, interest or penalties. Inherent uncertainties exist in the estimates of the tax positions.

Earnings (loss) per share
Earnings/(loss) per share
Basic earnings (loss) per share is based on the weighted average number of common shares outstanding. Diluted earnings (loss) per share is based on the weighted average number of common shares outstanding and all dilutive potential common shares outstanding.

Impact of adopting significant new IFRS standards
Impact of adopting amended standards in 2020
Effective January 1, 2020, Alcon adopted Amendments to IFRS 3, Business Combinations, for transactions occurring on or after January 1, 2020. The amendments clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or an asset acquisition. The amendments define a business as an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income (such as dividends or interest) or generating other income from ordinary activities.
One of the key changes is the introduction of an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The introduction of the optional concentration test is a fundamental change in the determination of a business combination, applied on a transaction-by-transaction basis. Specifically, when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar assets, the set is not a business.
If the initial concentration test is not met, or Alcon elects not to apply the concentration test, an assessment focusing on the existence of inputs and processes that have the ability to create outputs is required. The changes to the definition of a business will likely result in Alcon accounting for more acquisitions as asset acquisitions.
The adoption of this amended standard on January 1, 2020 did not have a significant impact on our Consolidated Financial Statements.
New standards and interpretations not yet adopted
There are no IFRS standards or interpretations not yet effective that would be expected to have a material impact on Alcon.